DISPOSITION OF SUBSIDIARY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 03, 2021
DISPOSITION OF SUBSIDARY
Loss on disposition of a subsidiary		$ 6,090,337
Field Investment Co. | Disposal Group
DISPOSITION OF SUBSIDARY
Loss on disposition of a subsidiary	$ 6,090,337
ASSETS:
Accounts Receivable, Net			$ 21,067
Prepaid Expenses and Other Current Assets			430,654
Operating Lease Right-of-Use Assets, Net			976,417
Property, Plant and Equipment, Net			310,501
Intangible Assets, Net			3,727,500
Goodwill			2,095,918
Other Assets			95,419
TOTAL ASSETS			7,657,476
LIABILITIES:
Accounts Payable and Accrued Liabilities			473,500
Operating Lease Liabilities			1,051,588
Notes Payable			42,051
TOTAL LIABILITIES			1,567,139
NET ASSETS DISPOSED			$ 6,090,337